UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Silver Miners ETF

Ticker: SIL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$38	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,040,176,914	47	$17,117,751	5.54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.8%
SwedenFootnote Reference**	0.0%
Australia	1.1%
Morocco	1.5%
China	1.6%
South Korea	3.1%
Peru	5.4%
Mexico	9.5%
United States	16.7%
Brazil	21.6%
Canada	39.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Wheaton Precious Metals	21.6%
Pan American Silver	12.7%
Coeur Mining	10.7%
Hecla Mining	4.9%
First Majestic Silver	4.9%
Industrias Penoles	4.8%
Fresnillo	4.7%
OR Royalties	4.3%
Cia de Minas Buenaventura SAA ADR	3.8%
SSR Mining	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sil/

GX-SA-SIL-2026

Global X Funds

Global X Copper Miners ETF

Ticker: COPX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$37	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,938,326,322	46	$18,884,329	7.07%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.2%
Other Countries	2.9%
Germany	3.1%
Congo, the Democratic Republic of	3.6%
Zambia	4.5%
Sweden	4.5%
Mexico	4.7%
Poland	4.8%
United States	5.8%
Japan	7.2%
Chile	9.3%
Australia	14.6%
China	15.1%
Canada	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Glencore PLC	5.3%
Teck Resources, Cl B	5.2%
BHP Group	5.0%
Antofagasta PLC	4.9%
Zijin Mining Group, Cl H	4.9%
KGHM Polska Miedz	4.8%
HudBay Minerals	4.8%
Southern Copper	4.7%
Boliden	4.5%
Sumitomo Metal Mining	4.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/copx/

GX-SA-COPX-2026

Global X Funds

Global X Gold Explorers ETF

Ticker: GOEX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$36	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,897,664	57	$456,626	6.66%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.8%
China	0.9%
Peru	1.4%
Colombia	1.9%
South Africa	2.4%
Turkey	3.3%
Indonesia	4.6%
United States	12.5%
Australia	25.8%
Canada	47.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Hecla Mining	5.3%
Equinox Gold	4.2%
Coeur Mining	4.1%
DPM Metals	3.9%
OceanaGold	3.8%
Alamos Gold, Cl A	3.7%
Lundin Gold	3.6%
Eldorado Gold	3.3%
G Mining Ventures	3.2%
SSR Mining	3.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/goex/

GX-SA-GOEX-2026

Global X Funds

Global X Uranium ETF

Ticker: URA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$35	0.69%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,780,855,428	58	$22,046,550	4.22%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	4.9%
China	1.1%
South Africa	1.3%
United Kingdom	1.7%
Japan	3.6%
Exchange-Traded Product	4.3%
Kazakhstan	4.8%
Australia	8.5%
South Korea	15.1%
United States	23.3%
Canada	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	23.1%
Oklo, Cl A	7.3%
NexGen Energy	6.3%
Uranium EnergyFootnote Reference**	5.8%
NAC Kazatomprom JSC GDR	4.8%
Sprott Physical Uranium Trust	4.3%
Energy Fuels	4.3%
Daewoo Engineering & Construction	4.1%
Paladin EnergyFootnote Reference**	3.1%
Hyundai Engineering & Construction	3.0%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ura

GX-SA-URA-2026

Global X Funds

Global X Gold Miners ETF

Ticker: AUAU

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Gold Miners ETF (the "Fund") for the period from December 9, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/auau/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Gold Miners ETF	$14	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,633,422	106	$7,941	5.04%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.7%
Turkey	0.6%
Mexico	0.9%
Hong Kong	0.9%
Burkina Faso	1.1%
Peru	1.2%
Ivory Coast	1.4%
China	4.6%
South Africa	5.6%
Brazil	6.1%
Australia	14.9%
United States	19.0%
Canada	42.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Newmont	12.8%
Agnico Eagle Mines	10.0%
Barrick Mining	6.9%
Wheaton Precious Metals	6.1%
Anglogold Ashanti	5.0%
Franco-Nevada	4.7%
Gold Fields ADR	4.0%
Kinross Gold	3.8%
Zijin Mining Group, Cl H	2.9%
Pan American Silver	2.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/auau/

GX-SA-AUAU-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Silver Miners ETF (ticker: SIL)
Global X Copper Miners ETF (ticker: COPX)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Uranium ETF (ticker: URA)
Global X Gold Miners ETF (ticker: AUAU)

Semi-Annual Financials and Other Information

April 30, 2026

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 1.1%
Materials — 1.1%
Andean Silver *(A)	5,640,828	$8,232,595
Kingsgate Consolidated	7,579,412	33,512,627
Silver Mines *(A)	65,593,992	7,545,394
Unico Silver *	15,152,358	6,100,509

TOTAL AUSTRALIA		55,391,125
BRAZIL — 21.6%
Materials — 21.6%
Wheaton Precious Metals (A)	8,629,864	1,091,332,601

CANADA — 39.6%
Materials — 39.6%
AbraSilver Resource *	4,430,411	52,340,760
Aftermath Silver *(A)	8,260,696	4,673,232
Americas Gold & Silver *	6,842,777	39,113,074
Andean Precious Metals *	1,693,350	7,775,650
Avino Silver & Gold Mines *(A)	4,964,048	31,984,939
Blackrock Silver *(A)	9,402,122	8,358,363
Discovery Silver *	20,242,361	124,627,864
Endeavour Silver *(A)	9,298,652	85,826,558
First Majestic Silver	12,529,325	246,333,654
Fortuna Mining *	9,583,908	92,240,978
GoGold Resources *	12,823,996	24,685,085
Guanajuato Silver *(A)	22,468,454	10,234,694
Highlander Silver *	4,337,808	25,400,286
Integra Resources, Cl Common Subs. Receipt *	5,866,428	15,861,035
McEwen *	1,603,073	34,754,623
New Pacific Metals *	3,098,049	16,433,704
OR Royalties	5,883,339	216,254,096
Pan American Silver	12,234,445	639,739,129
Santacruz Silver Mining *(A)	2,692,883	21,050,823
Silver Tiger Metals *	17,099,916	10,176,278
SSR Mining *	6,321,860	182,132,787
Triple Flag Precious Metals	2,190,988	69,797,399
Vizsla Silver *	10,347,779	35,047,580

TOTAL CANADA		1,994,842,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 1.6%
Materials — 1.6%
Silvercorp Metals	6,653,952	$79,831,780

MEXICO — 9.5%
Materials — 9.5%
Fresnillo	5,424,309	238,444,935
Industrias Penoles *	4,762,139	239,493,822

TOTAL MEXICO		477,938,757
MOROCCO — 1.5%
Materials — 1.5%
Aya Gold & Silver *	4,311,799	74,381,780

PERU — 5.4%
Materials — 5.4%
Cia de Minas Buenaventura SAA ADR	5,804,752	189,176,868
Hochschild Mining	9,686,601	82,002,832

TOTAL PERU		271,179,700
SOUTH KOREA — 3.1%
Materials — 3.1%
Korea Zinc	145,629	155,035,188

SWEDEN — 0.0%
Materials — 0.0%
Sotkamo Silver *	3,661,453	1,634,454

UNITED STATES — 16.7%
Materials — 16.7%
Coeur Mining *	29,860,635	536,595,611
Gold Resource *	5,049,953	7,372,931
Hecla Mining	13,786,559	248,433,793
Hycroft Mining Holding, Cl A *(A)	1,418,714	51,726,313

TOTAL UNITED STATES		844,128,648
TOTAL COMMON STOCK (Cost $3,490,668,453)		5,045,696,624

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.8%
Citigroup Global Markets, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $9,349,407 (collateralized by various U.S. Government Obligations, ranging in par value $13,428 - $4,145,730, 3.500% - 6.050%, 04/09/2027 - 12/15/2060, with a total market value of $9,504,053)	$9,348,459	$9,348,459
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $9,349,407 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,472 - $3,896,820, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $9,497,727)	9,348,459	9,348,459
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $639,941 (collateralized by various U.S. Treasury Obligations, ranging in par value $100,080 - $695,247, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $641,699)	639,876	639,876
JP Morgan Securities LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,518,392 (collateralized by various U.S. Government Obligations, ranging in par value $1,670 - $489,039, 3.500% - 7.000%, 08/01/2040 - 05/01/2056, with a total market value of $1,541,471)	1,518,238	1,518,238
Mizuho Securities USA LLC 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $228,753 (collateralized by various U.S. Treasury Obligations, ranging in par value $227,738, 4.375%, 05/15/2034, with a total market value of $228,736)	228,730	228,730

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $9,349,404 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,909 - $9,284,026, 0.000% - 5.000%, 08/18/2026 - 02/01/2056, with a total market value of $9,472,881)	$9,348,459	$9,348,459
Standard Chartered Bank 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $9,349,407 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $28,718 - $7,802,598, 0.125% - 5.000%, 05/31/2028 - 03/20/2056, with a total market value of $9,500,789)	9,348,459	9,348,459
TOTAL REPURCHASE AGREEMENTS (Cost $39,780,680)		39,780,680
TOTAL INVESTMENTS — 100.9% (Cost $3,530,449,133)		$5,085,477,304

Percentages are based on Net Assets of $5,040,176,914.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $94,665,924.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $39,780,680. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $54,645,906.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Silver Miners ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,045,696,624	$—	$—	$5,045,696,624
Repurchase Agreements	—	39,780,680	—	39,780,680
Total Investments in Securities	$5,045,696,624	$39,780,680	$—	$5,085,477,304

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 14.6%
Materials — 14.6%
BHP Group	8,962,524	$346,149,879
Develop Global *(A)	10,208,797	38,679,694
FireFly Metals *	29,361,963	41,797,290
Glencore PLC	47,582,666	367,124,657
Sandfire Resources *	18,433,896	216,156,820

TOTAL AUSTRALIA		1,009,908,340
BRAZIL — 1.5%
Materials — 1.5%
ERO Copper *	3,936,122	101,533,498

CANADA — 19.9%
Materials — 19.9%
Altius Minerals	1,845,308	66,797,682
Amerigo Resources	5,501,555	23,201,033
Capstone Copper *	26,137,513	217,380,536
Collective Mining *	1,869,289	33,977,085
Faraday Copper *	8,589,644	29,534,592
HudBay Minerals	14,410,951	332,666,285
NGEx Minerals *	5,530,948	102,117,936
Northern Dynasty Minerals *(A)	22,061,804	46,357,181
Osisko Metals *	23,588,778	27,035,849
Solaris Resources *	3,663,616	37,440,966
Taseko Mines *	14,273,056	102,195,081
Teck Resources, Cl B	6,207,470	361,657,755

TOTAL CANADA		1,380,361,981
CHILE — 9.3%
Materials — 9.3%
Antofagasta PLC	7,041,475	339,625,442
Lundin Mining, Cl Common Subs. Receipt	12,007,281	307,526,130

TOTAL CHILE		647,151,572
CHINA — 15.1%
Materials — 15.1%
China Gold International Resources	9,473,200	200,256,827

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Nonferrous Mining	51,577,000	$88,224,899
Jiangxi Copper, Cl H	40,270,001	188,247,957
MMG *	157,328,360	166,893,081
Wanguo Gold Group (A)	46,696,860	66,226,534
Zijin Mining Group, Cl H	74,280,035	338,319,662

TOTAL CHINA		1,048,168,960
CONGO, THE DEMOCRATIC REPUBLIC OF — 3.6%
Materials — 3.6%
Ivanhoe Mines, Cl A *(A)	31,208,885	252,220,803

GERMANY — 3.1%
Materials — 3.1%
Aurubis (A)	1,009,648	217,094,217

JAPAN — 7.2%
Materials — 7.2%
Mitsubishi Materials	4,929,995	160,196,130
Nittetsu Mining (A)	1,665,330	25,632,723
Sumitomo Metal Mining	5,188,032	311,967,235

TOTAL JAPAN		497,796,088
MEXICO — 4.7%
Materials — 4.7%
Southern Copper (A)	1,906,887	327,393,429

POLAND — 4.8%
Materials — 4.8%
KGHM Polska Miedz *	4,009,150	334,482,454

SAUDI ARABIA — 0.7%
Materials — 0.7%
Al Masane Al Kobra Mining (A)	2,086,541	45,285,812

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.7%
Materials — 0.7%
Atalaya Mining Copper SA	4,730,285	$47,757,932

SWEDEN — 4.5%
Materials — 4.5%
Boliden (A)	6,036,217	313,231,637

UNITED STATES — 5.8%
Materials — 5.8%
Arizona Sonoran Copper *	6,752,475	37,555,092
Freeport-McMoRan	5,257,376	303,771,185
Ivanhoe Electric *	4,821,367	61,858,139

TOTAL UNITED STATES		403,184,416
ZAMBIA — 4.5%
Materials — 4.5%
First Quantum Minerals *	12,604,042	307,993,856

TOTAL COMMON STOCK (Cost $6,039,581,639)		6,933,564,995

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.2%
Cantor Fitzgerald Securities 3.660%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $36,307,931 (collateralized by various U.S. Government Obligations, ranging in par value $28,616 - $6,899,984, 2.000% - 6.809%, 04/01/2033 - 09/20/2075, with a total market value of $36,877,674)	$36,304,240	36,304,240

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
CF Secured LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $9,537,740 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,948 - $1,871,384, 2.000% - 7.000%, 05/23/2028 - 03/01/2056, with a total market value of $9,690,874)	$9,536,773	$9,536,773
Clear Street LLC 3.690%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $27,928,814 (collateralized by various U.S. Government Obligations, ranging in par value $42,920 - $7,999,389, 2.750% - 6.000%, 03/01/2033 - 06/01/2054, with a total market value of $28,185,241)	27,925,952	27,925,952
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $36,307,921 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9,601 - $15,133,091, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $36,883,916)	36,304,240	36,304,240
JP Morgan Securities LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $8,111,506 (collateralized by various U.S. Government Obligations, ranging in par value $8,922 - $2,612,528, 3.500% - 7.000%, 08/01/2040 - 05/01/2056, with a total market value of $8,234,797)	8,110,684	8,110,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $36,307,921 (collateralized by various U.S. Government Obligations, ranging in par value $19,677 - $6,152,044, 2.500% - 6.500%, 09/01/2028 - 09/01/2062, with a total market value of $36,869,255)	$36,304,240	$36,304,240
TOTAL REPURCHASE AGREEMENTS (Cost $154,486,129)		154,486,129
TOTAL INVESTMENTS — 102.2% (Cost $6,194,067,768)		$7,088,051,124

Percentages are based on Net Assets of $6,938,326,322.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $183,641,079.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $154,486,129. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $35,956,783.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,933,564,995	$—	$—	$6,933,564,995
Repurchase Agreements	—	154,486,129	—	154,486,129
Total Investments in Securities	$6,933,564,995	$154,486,129	$—	$7,088,051,124

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 25.8%
Materials — 25.8%
Bellevue Gold *	1,006,049	$1,074,097
Capricorn Metals	275,270	2,242,264
Catalyst Metals *	167,833	623,829
Emerald Resources NL *	364,941	1,516,521
Firefinch *(A)(B)	825,148	—
Genesis Minerals *	684,062	2,857,390
Greatland Resources *	356,404	3,503,890
OceanaGold	160,662	4,964,693
Ora Banda Mining *(B)	929,409	882,020
Pantoro Gold *	251,175	586,891
Perseus Mining	937,738	3,660,827
Ramelius Resources	1,304,238	3,150,605
Regis Resources	513,744	2,555,940
Resolute Mining *	1,450,103	1,209,357
Vault Minerals	677,403	2,186,711
Westgold Resources	655,292	2,520,499

TOTAL AUSTRALIA		33,535,534
CANADA — 47.2%
Materials — 47.2%
Alamos Gold, Cl A	120,583	4,801,704
Allied Gold *	66,771	2,003,474
Artemis Gold *	104,313	2,632,541
Centerra Gold, Cl Common Subs. Receipt	138,740	2,409,679
Discovery Silver *	449,042	2,764,655
DPM Metals	150,007	5,026,684
Endeavour Silver *	206,275	1,900,440
Equinox Gold	394,063	5,495,052
Fortuna Mining *	212,603	2,046,212
G Mining Ventures *	119,018	4,116,793
K92 Mining *	166,544	3,054,102
Lundin Gold	69,344	4,650,954
McEwen *	35,562	770,984
Montage Gold *	166,950	1,646,072
Novagold Resources *	230,005	1,853,840
Orla Mining	215,050	2,812,350
Seabridge Gold *	59,769	1,670,544
Skeena Resources *	69,425	2,020,369

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Cross Gold Consolidated *	146,010	$1,051,281
SSR Mining *	140,240	4,030,702
Torex Gold Resources	66,331	2,726,145
Victoria Gold *(A)	43,114	—
Wesdome Gold Mines *	104,901	1,860,488

TOTAL CANADA		61,345,065
CHINA — 0.9%
Materials — 0.9%
Wanguo Gold Group (B)	819,100	1,161,666

COLOMBIA — 1.9%
Materials — 1.9%
Aris Mining *	139,539	2,489,168

INDONESIA — 4.6%
Materials — 4.6%
Aneka Tambang	5,879,334	1,270,289
Bumi Resources Minerals *	64,011,000	2,976,826
Merdeka Copper Gold *	9,378,653	1,750,032

TOTAL INDONESIA		5,997,147
PERU — 1.4%
Materials — 1.4%
Hochschild Mining	214,881	1,819,095

SOUTH AFRICA — 2.4%
Materials — 2.4%
DRDGOLD	301,452	820,238
Pan African Resources	1,179,320	2,237,106

TOTAL SOUTH AFRICA		3,057,344
TURKEY — 3.3%
Materials — 3.3%
Eldorado Gold	137,984	4,254,786

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 12.5%
Materials — 12.5%
Aura Minerals	21,828	$1,850,359
Coeur Mining *	298,968	5,372,455
Hecla Mining	381,533	6,875,225
Perpetua Resources *	79,015	2,178,703

TOTAL UNITED STATES		16,276,742
TOTAL COMMON STOCK (Cost $82,279,967)		129,936,547

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.8%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,026 (collateralized by various U.S. Treasury Obligations, ranging in par value $17 - $21,614, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $253,272)	$249,000	249,000
Citigroup Global Markets, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $22,088 (collateralized by various U.S. Treasury Obligations, ranging in par value $932 - $21,748, 1.250% - 3.500%, 06/30/2028 - 02/15/2029, with a total market value of $22,368)	22,086	22,086
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,025 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $66 - $103,793, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $252,976)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,025 (collateralized by various U.S. Treasury Obligations, ranging in par value $38,945 - $270,547, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $249,709)	$249,000	$249,000
RBC Dominion Securities, Inc. 3.630%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,025 (collateralized by various U.S. Treasury Obligations, ranging in par value $244 - $140,438, 0.000% - 4.625%, 05/31/2027 - 02/15/2051, with a total market value of $253,949)	249,000	249,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,018,086)		1,018,086
TOTAL INVESTMENTS — 100.8% (Cost $83,298,053)		$130,954,633

Percentages are based on Net Assets of $129,897,664.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $926,712.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $1,018,086. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $55,462.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Explorers ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$129,936,547	$—	$—	^	$129,936,547
Repurchase Agreements	—	1,018,086	—		1,018,086
Total Investments in Securities	$129,936,547	$1,018,086	$—		$130,954,633

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 95.7%
AUSTRALIA — 8.5%
Energy — 5.4%
Alligator Energy *(A)	264,109,201	$7,595,238
Atomic Eagle *(B)	14,037,096	3,734,022
Aura Energy *(B)	48,909,766	4,571,269
Bannerman Energy *(A)(B)	12,147,774	35,109,173
Berkeley Energia *(A)	29,281,628	8,552,840
Boss Energy *(A)(B)	25,680,097	25,663,111
Deep Yellow *(A)	59,353,537	76,169,775
Elevate Uranium *(A)(B)	26,316,690	5,203,096
Lotus Resources *(A)(B)	14,150,152	9,562,838
Paladin Energy *(A)	28,996,558	240,157,844
Peninsula Energy *(B)	19,164,723	6,820,333
		423,139,539
Industrials — 0.8%
Silex Systems *(A)(B)	14,864,052	59,523,747

Materials — 2.3%
Anson Resources *(B)	73,810,611	2,759,434
BHP Group	4,453,974	172,021,024
		174,780,458
TOTAL AUSTRALIA		657,443,744
CANADA — 36.3%
Energy — 34.1%
Anfield Energy, Cl Common Subs. Receipt *	673,475	3,404,238
Atha Energy *	20,481,856	16,552,819
Cameco	14,672,933	1,800,078,137
CanAlaska Uranium *	13,320,697	6,948,567
Denison Mines *	58,479,093	223,415,828
Encore Energy *(B)	11,874,263	23,118,652
F3 Uranium *	39,535,750	5,373,678
Forsys Metals *(B)	10,094,426	2,781,140
IsoEnergy *	2,237,019	26,756,792
Laramide Resources *	13,310,353	7,432,127
Mega Uranium *	21,838,901	11,712,878
NexGen Energy *(B)	38,924,993	487,885,079
Skyharbour Resources *	13,099,540	4,763,994
Uranium Royalty *(B)	7,710,272	30,023,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Western Uranium & Vanadium *(B)	4,379,243	$2,541,769
		2,652,788,798
Industrials — 1.9%
Aecon Group	4,055,601	148,863,292

Materials — 0.3%
American Lithium *(B)	15,424,294	7,252,625
Global Atomic *(B)	25,393,428	14,738,673
		21,991,298
TOTAL CANADA		2,823,643,388
CHINA — 1.1%
Energy — 1.1%
CGN Mining (B)	174,343,700	86,573,734

JAPAN — 3.6%
Industrials — 3.6%
ITOCHU	11,116,863	137,484,321
Mitsubishi Heavy Industries	4,865,664	143,294,977

TOTAL JAPAN		280,779,298
KAZAKHSTAN — 4.8%
Energy — 4.8%
NAC Kazatomprom JSC GDR	4,261,947	374,198,947

SOUTH AFRICA — 1.3%
Materials — 1.3%
Sibanye Stillwater (B)	33,936,134	100,934,597

SOUTH KOREA — 15.1%
Industrials — 15.1%
Daewoo Engineering & Construction *	13,402,068	316,256,998
Doosan Enerbility *	2,419,515	207,335,731
GS Engineering & Construction (A)	4,295,731	110,202,646
Hyundai Engineering & Construction	2,167,602	236,460,358
KEPCO Engineering & Construction	1,218,087	154,888,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	757,113	$152,372,054

TOTAL SOUTH KOREA		1,177,516,682
UNITED KINGDOM — 1.7%
Energy — 1.7%
Yellow Cake *(A)	15,744,839	129,759,279

UNITED STATES — 23.3%
Energy — 13.6%
Centrus Energy, Cl A *(A)(B)	1,105,320	233,178,307
Energy Fuels *(B)	15,300,336	330,040,309
Uranium Energy *(A)	30,267,989	450,690,356
Ur-Energy *	23,034,298	41,231,394
		1,055,140,366
Industrials — 2.4%
NANO Nuclear Energy *(A)(B)	2,677,867	62,608,531
NuScale Power *(B)	10,058,244	125,325,720
		187,934,251
Utilities — 7.3%
Oklo, Cl A *(B)	7,846,666	568,883,285

TOTAL UNITED STATES		1,811,957,902
TOTAL COMMON STOCK (Cost $4,682,988,464)		7,442,807,571

EXCHANGE-TRADED PRODUCT — 4.3%
International Equity — 4.3%
Sprott Physical Uranium Trust *(B)	16,094,860	336,536,416

TOTAL EXCHANGE-TRADED PRODUCT (Cost $280,195,927)		336,536,416

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 4.9%
Cantor Fitzgerald Securities 3.660%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $90,472,424 (collateralized by various U.S. Government Obligations, ranging in par value $71,304 - $17,193,441, 2.000% - 6.809%, 04/01/2033 - 09/20/2075, with a total market value of $91,892,116)	$90,472,424	$90,472,424
CF Secured LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $90,472,399 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $84,874 - $17,751,434, 2.000% - 7.000%, 05/23/2028 - 03/01/2056, with a total market value of $91,924,985)	90,472,399	90,472,399
Clear Street LLC 3.690%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,024,380 (collateralized by various U.S. Government Obligations, ranging in par value $4,648 - $866,245, 2.750% - 6.000%, 03/01/2033 - 06/01/2054, with a total market value of $3,052,148)	3,024,380	3,024,380
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $90,472,399 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $23,923 - $37,708,771, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $91,907,669)	90,472,399	90,472,399
JP Morgan Securities LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $20,074,962 (collateralized by various U.S. Government Obligations, ranging in par value $22,080 - $6,465,679, 3.500% - 7.000%, 08/01/2040 - 05/01/2056, with a total market value of $20,380,091)	20,074,962	20,074,962

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $90,472,399 (collateralized by various U.S. Government Obligations, ranging in par value $49,031 - $15,329,718, 2.500% - 6.500%, 09/01/2028 - 09/01/2062, with a total market value of $91,871,136)	$90,472,399	$90,472,399
TOTAL REPURCHASE AGREEMENTS (Cost $384,988,963)		384,988,963
TOTAL INVESTMENTS — 104.9% (Cost $5,348,173,354)		$8,164,332,950

Percentages are based on Net Assets of $7,780,855,428.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $603,627,755.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $384,949,905. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $198,510,889.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,442,807,571	$—	$—	$7,442,807,571
Exchange-Traded Product	336,536,416	—	—	336,536,416
Repurchase Agreements	—	384,988,963	—	384,988,963
Total Investments in Securities	$7,779,343,987	$384,988,963	$—	$8,164,332,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Uranium ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Alligator Energy

$3,948,522	$1,967,147	$(793,398)	$2,542,402	$(69,435)	$7,595,238	$—	$—
Bannerman Energy

26,121,881	9,633,536	(6,871,438)	5,079,254	1,145,940	35,109,173	—	—
Berkeley Energia

8,819,999	2,816,444	(619,249)	(2,680,960)	216,606	8,552,840	—	—
Boss Energy

27,587,234	8,412,787	(3,183,745)	(5,187,952)	(1,965,213)	25,663,111	—	—
Centrus Energy, Cl A

309,399,483	91,334,083	(16,316,546)	(164,080,372)	12,841,659	233,178,307	—	—
Deep Yellow

57,375,546	24,392,999	(9,563,179)	(773,928)	4,738,337	76,169,775	—	—
Elevate Uranium

4,091,166	3,046,907	(489,481)	(1,334,995)	(110,501)	5,203,096	—	—
GS Engineering & Construction

47,019,541	18,029,687	(7,519,085)	52,717,504	(45,001)	110,202,646	—	—
Lotus Resources

14,701,252	31,279,342	(23,569,330)	(12,632,553)	(215,873)	9,562,838	—	—
NANO Nuclear Energy

75,058,909	37,900,388	(4,360,440)	(45,678,983)	(311,343)	62,608,531	—	—
Paladin Energy

136,697,636	75,375,463	(14,516,273)	37,766,766	4,834,252	240,157,844	—	—
Silex Systems

68,646,199	28,634,205	(4,180,238)	(34,873,133)	1,296,714	59,523,747	—	—
Uranium Energy

362,196,767	127,272,511	(28,391,007)	(29,420,194)	19,032,279	450,690,356	—	—
Yellow Cake

91,937,734	41,214,944	(7,993,103)	1,436,784	3,162,920	129,759,279	—	—
Totals:

$1,233,601,869	$501,310,443	$(128,366,512)	$(197,120,360)	$44,551,341	$1,453,976,781	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 14.9%
Materials — 14.9%
Alkane Resources *	7,244	$7,812
Anglogold Ashanti	4,084	382,793
Bellevue Gold *	11,589	12,373
Capricorn Metals	3,317	27,019
Catalyst Metals *	1,962	7,293
Dateline Resources *	16,317	2,640
Emerald Resources NL *	4,189	17,408
Evolution Mining	16,255	139,069
Genesis Minerals *	8,603	35,936
Greatland Resources *	4,121	39,612
Kingsgate Consolidated	1,953	8,635
Northern Star Resources	11,137	168,146
OceanaGold	1,815	56,086
Ora Banda Mining *	10,743	10,195
Pantoro Gold *	2,907	6,792
Perseus Mining	10,863	42,408
Predictive Discovery *	31,898	21,213
Ramelius Resources	15,173	36,653
Regis Resources	5,919	29,448
Resolute Mining *	15,140	12,626
Vault Minerals	8,250	26,632
West African Resources *	7,623	16,168
Westgold Resources	7,583	29,167

TOTAL AUSTRALIA		1,136,124
BRAZIL — 6.1%
Materials — 6.1%
Wheaton Precious Metals	3,673	464,488

BURKINA FASO — 1.1%
Materials — 1.1%
IAMGOLD *	4,762	80,335

CANADA — 42.9%
Materials — 42.9%
AbraSilver Resource *	1,151	13,598
Agnico Eagle Mines	4,047	761,686

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Alamos Gold, Cl A	3,393	$135,516
Allied Gold *	793	23,711
Americas Gold & Silver *	1,735	9,924
Andean Precious Metals *	525	2,411
B2Gold	10,195	45,877
Barrick Mining	13,433	528,454
Centerra Gold	1,608	28,011
Collective Mining *	397	7,216
Discovery Silver *	4,214	25,945
DPM Metals	1,738	58,240
Elemental Royalty	280	4,771
Endeavour Silver *	2,385	22,014
Equinox Gold	6,129	85,561
First Majestic Silver	3,949	77,835
Fortuna Mining *	2,448	23,623
Franco-Nevada	1,548	356,566
G Mining Ventures *	1,430	49,463
G2 Goldfields *	1,328	10,137
Galiano Gold *	2,023	4,693
GoGold Resources *	2,925	5,630
Gold Royalty *	1,376	4,720
Highlander Silver *	1,184	6,933
i-80 Gold *	5,903	8,855
International Tower Hill Mines *	2,100	4,935
K92 Mining *	1,912	35,062
Kinross Gold	9,675	292,572
Lundin Gold	817	54,797
McEwen *	420	9,106
Metalla Royalty & Streaming *	571	3,803
Montage Gold *	1,937	19,098
New Found Gold *	1,840	3,680
New Pacific Metals *	880	4,673
Novagold Resources *	2,716	21,891
OR Royalties	1,515	55,919
Orezone Gold *	3,504	5,226
Orla Mining	2,446	32,043
Osisko Development *	1,479	4,422
Pan American Silver	3,413	178,466
Rio2, Cl Common Subs. Receipt *	3,227	6,117

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Rupert Resources *	1,604	$12,621
Santacruz Silver Mining *	685	5,384
Seabridge Gold *	736	20,571
Skeena Resources *	804	23,477
Snowline Gold *	1,044	11,068
Southern Cross Gold Consolidated *	1,531	10,842
SSR Mining *	1,636	47,133
Torex Gold Resources	768	31,564
Triple Flag Precious Metals	1,622	51,758
Vizsla Silver *	2,665	9,008
Wesdome Gold Mines *	1,213	21,513

TOTAL CANADA		3,278,139
CHINA — 4.6%
Materials — 4.6%
Chifeng Jilong Gold Mining, Cl H	1,600	7,353
Lingbao Gold Group, Cl H	4,000	10,580
Shandong Gold Mining, Cl H	7,650	27,695
Silvercorp Metals	1,708	20,479
Wanguo Gold Group	9,600	13,615
Zhaojin Mining Industry, Cl H	13,400	48,408
Zijin Mining Group, Cl H	49,100	223,633

TOTAL CHINA		351,763
COLOMBIA — 0.5%
Materials — 0.5%
Aris Mining *	1,627	29,107
Mineros	2,161	7,923

TOTAL COLOMBIA		37,030
HONG KONG — 0.9%
Materials — 0.9%
Tongguan Gold Group	16,000	5,821
Zijin Gold International *	3,385	65,161

TOTAL HONG KONG		70,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
IVORY COAST — 1.4%
Materials — 1.4%
Endeavour Mining	1,759	$105,504

MEXICO — 0.9%
Materials — 0.9%
Fresnillo	1,490	65,498

MOROCCO — 0.2%
Materials — 0.2%
Aya Gold & Silver *	1,112	19,183

PERU — 1.2%
Materials — 1.2%
Cia de Minas Buenaventura SAA ADR	2,055	66,972
Hochschild Mining	2,553	21,613

TOTAL PERU		88,585
SOUTH AFRICA — 5.6%
Materials — 5.6%
DRDGOLD ADR	347	9,424
Gold Fields ADR	7,293	309,807
Harmony Gold Mining ADR	5,160	81,373
Pan African Resources	16,125	30,676

TOTAL SOUTH AFRICA		431,280
TURKEY — 0.6%
Materials — 0.6%
Eldorado Gold	1,600	49,744

UNITED STATES — 19.0%
Materials — 19.0%
Aura Minerals	284	24,075
Coeur Mining *	8,183	147,048
Dakota Gold *	852	4,584
Hecla Mining	5,358	96,551
Hycroft Mining Holding, Cl A *	400	14,584

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Newmont	8,804	$978,036
Perpetua Resources *	914	25,236
Royal Gold	682	159,165

TOTAL UNITED STATES		1,449,279
TOTAL COMMON STOCK (Cost $8,182,784)		7,627,934
TOTAL INVESTMENTS — 99.9% (Cost $8,182,784)		$7,627,934

Percentages are based on Net Assets of $7,633,422.

*	Non-income producing security.

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

April 30, 2026 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Silver Miners ETF		Global X Copper Miners ETF		Global X Gold Explorers ETF
Assets:
Cost of Investments	$3,490,668,453		$6,039,581,639		$82,279,967
Cost of Repurchase Agreement	39,780,680		154,486,129		1,018,086
Investments, at Value	$5,045,696,624	*	$6,933,564,995	*	$129,936,547	*
Repurchase Agreement, at Value	39,780,680		154,486,129		1,018,086
Cash	—		—		177,513
Receivable for Investment Securities Sold	495,600,825		822,065,730		11,780,437
Receivable for Capital Shares Sold	232,134,752		467,700,163		4,169,869
Dividend, Interest, and Securities Lending Income Receivable	12,532,263		19,264,355		2,230
Reclaim Receivable	237,390		2,764,704		2,373
Unrealized Appreciation on Spot Contracts	1,453		—		760
Total Assets	5,825,983,987		8,399,846,076		147,087,815
Liabilities:
Obligation to Return Securities Lending Collateral	39,780,680		154,486,129		1,018,086
Payable for Investment Securities Purchased	462,525,583		817,899,010		12,016,523
Payable for Capital Shares Redeemed	259,314,878		484,650,693		4,079,885
Payable due to Investment Adviser	2,910,834		3,901,703		75,656
Unrealized Depreciation on Spot Contracts	—		68,931		—
Cash Overdraft	21,273,199		381,724		—
Due to Custodian	1,899		6,530		1
Due to Broker	—		125,034		—
Total Liabilities	785,807,073		1,461,519,754		17,190,151
Net Assets	$5,040,176,914		$6,938,326,322		$129,897,664
Net Assets Consist of:
Paid-in Capital	$3,339,777,774		$5,655,181,238		$139,850,232
Total Distributable Earnings (Accumulated Losses)	1,700,399,140		1,283,145,084		(9,952,568)
Net Assets	$5,040,176,914		$6,938,326,322		$129,897,664
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	56,897,318		87,599,374		1,592,054
Net Asset Value, Offering and Redemption Price Per Share	$88.58		$79.21		$81.59
*Includes Market Value of Securities on Loan	$94,665,924		$183,641,079		$926,712

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Uranium ETF		Global X Gold Miners ETF
Assets:
Cost of Investments	$3,813,591,688		$8,182,784
Cost of Affiliated Investments	1,149,592,703		—
Cost of Repurchase Agreement	384,988,963		—
Cost (Proceeds) of Foreign Currency	727,470		—
Investments, at Value	$6,325,367,206	*	$7,627,934
Affiliated Investments, at Value	1,453,976,781		—
Repurchase Agreement, at Value	384,988,963		—
Cash	2,909,932		1,501
Foreign Currency, at Value	726,579		—
Receivable for Investment Securities Sold	35,334,491		—
Dividend, Interest, and Securities Lending Income Receivable	1,914,445		4,860
Reclaim Receivable	100,804		1,511
Total Assets	8,205,319,201		7,635,806
Liabilities:
Obligation to Return Securities Lending Collateral	384,988,963		—
Payable for Capital Shares Redeemed	35,344,981		—
Payable due to Investment Adviser	4,126,067		2,376
Unrealized Depreciation on Spot Contracts	2,847		—
Due to Custodian	915		8
Total Liabilities	424,463,773		2,384
Net Assets	$7,780,855,428		$7,633,422
Net Assets Consist of:
Paid-in Capital	$5,569,496,200		$7,929,295
Total Distributable Earnings (Accumulated Losses)	2,211,359,228		(295,873)
Net Assets	$7,780,855,428		$7,633,422
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	140,081,666		200,000
Net Asset Value, Offering and Redemption Price Per Share	$55.55		$38.17
*Includes Market Value of Securities on Loan	$603,627,755		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Silver	Global X Copper	Global X Gold
	Miners ETF	Miners ETF	Explorers ETF
Investment Income:
Dividend Income	$25,855,115	$47,139,411	$459,410
Interest Income	85,319	232,109	2,905
Security Lending Income, Net	353,886	819,124	6,076
Reclaim Income	820,823	2,405,715	22,996
Less: Foreign Taxes Withheld	(3,206,688)	(5,544,830)	(64,396)
Total Investment Income	23,908,455	45,051,529	426,991
Expenses:
Supervision and Administration Fees(1)	17,117,751	18,884,329	456,626
Custodian Fees(2)	20,105	47,507	682
Total Expenses	17,137,856	18,931,836	457,308
Net Investment Income (Loss)	6,770,599	26,119,693	(30,317)
Net Realized Gain (Loss) on:
Investments(3)	842,766,973	684,903,483	15,923,856
Foreign Currency Transactions	(439,500)	(719,611)	(6,989)
Net Realized Gain (Loss)	842,327,473	684,183,872	15,916,867
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	374,892,755	263,363,475	9,511,784
Foreign Currency Translations	(11,877)	217,968	771
Net Change in Unrealized Appreciation (Depreciation)	374,880,878	263,581,443	9,512,555
Net Realized and Unrealized Gain (Loss)	1,217,208,351	947,765,315	25,429,422
Net Increase in Net Assets Resulting from Operations	$1,223,978,950	$973,885,008	$25,399,105

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Uranium ETF	Global X Gold Miners ETF (1)
Investment Income:
Dividend Income	$16,115,204	$39,108
Interest Income	204,814	94
Security Lending Income, Net	5,353,542	—
Reclaim Income	567,536	1,511
Less: Foreign Taxes Withheld	(2,756,820)	(4,770)
Total Investment Income	19,484,276	35,943
Expenses:
Supervision and Administration Fees(2)	22,046,550	7,941
Custodian Fees(3)	37,877	15
Total Expenses	22,084,427	7,956
Net Investment Income (Loss)	(2,600,151)	27,987
Net Realized Gain (Loss) on:
Investments(4)	325,617,760	231,044
Affiliated Investments	44,551,341	—
Foreign Currency Transactions	(727,428)	(56)
Net Realized Gain (Loss)	369,441,673	230,988
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	269,601,598	(554,850)
Affiliated Investments	(197,120,360)	—
Foreign Currency Translations	71,733	2
Net Change in Unrealized Appreciation (Depreciation)	72,552,971	(554,848)
Net Realized and Unrealized Gain (Loss)	441,994,644	(323,860)
Net Increase (Decrease) in Net Assets Resulting from Operations	$439,394,493	$(295,873)

(1)	The Fund commenced operations on December 9, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Copper Miners ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$6,770,599	$2,283,314	$26,119,693	$17,853,788
Net Realized Gain (Loss)	842,327,473	257,078,477	684,183,872	50,152,943
Net Change in Unrealized Appreciation (Depreciation)	374,880,878	951,663,860	263,581,443	637,086,862
Net Increase in Net Assets Resulting from Operations	1,223,978,950	1,211,025,651	973,885,008	705,093,593
Distributions:	(53,504,407)	(28,747,417)	(105,582,426)	(46,259,121)
Capital Share Transactions:
Issued	1,582,568,280	1,396,888,796	4,188,629,393	1,691,131,046
Redeemed	(1,207,399,965)	(446,840,825)	(1,487,153,687)	(1,535,154,486)
Increase in Net Assets from Capital Share Transactions	375,168,315	950,047,971	2,701,475,706	155,976,560
Total Increase in Net Assets	1,545,642,858	2,132,326,205	3,569,778,288	814,811,032
Net Assets:
Beginning of Year/Period	3,494,534,056	1,362,207,851	3,368,548,034	2,553,737,002
End of Year/Period	$5,040,176,914	$3,494,534,056	$6,938,326,322	$3,368,548,034
Share Transactions:
Issued	17,360,000	26,170,000	51,450,000	33,680,000
Redeemed	(13,120,000)	(8,730,000)	(18,540,000)	(37,310,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,240,000	17,440,000	32,910,000	(3,630,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Gold Explorers ETF		Global X Uranium ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income (Loss)	$(30,317)	$3,207	$(2,600,151)	$1,264,188
Net Realized Gain (Loss)	15,916,867	16,010,371	369,441,673	430,075,424
Net Change in Unrealized Appreciation (Depreciation)	9,512,555	30,253,068	72,552,971	2,078,952,592
Net Increase in Net Assets Resulting from Operations	25,399,105	46,266,646	439,394,493	2,510,292,204
Distributions:	(2,699,673)	(907,543)	(246,558,986)	(88,939,099)
Capital Share Transactions:
Issued	19,825,266	41,300,814	2,223,697,967	1,044,369,916
Redeemed	(22,243,558)	(22,731,321)	(604,939,823)	(1,107,803,771)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,418,292)	18,569,493	1,618,758,144	(63,433,855)
Total Increase in Net Assets	20,281,140	63,928,596	1,811,593,651	2,357,919,250
Net Assets:
Beginning of Year/Period	109,616,524	45,687,928	5,969,261,777	3,611,342,527
End of Year/Period	$129,897,664	$109,616,524	$7,780,855,428	$5,969,261,777
Share Transactions:
Issued	220,000	730,000	43,760,000	26,290,000
Redeemed	(280,000)	(390,000)	(11,720,000)	(35,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(60,000)	340,000	32,040,000	(9,510,000)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Global X Gold Miners ETF
Period Ended April 30, 2026(1) (Unaudited)
Operations:
Net Investment Income	$27,987
Net Realized Gain (Loss)	230,988
Net Change in Unrealized Appreciation (Depreciation)	(554,848)
Net Decrease in Net Assets Resulting from Operations	(295,873)
Capital Share Transactions:
Issued	11,980,492
Redeemed	(4,051,197)
Increase in Net Assets from Capital Share Transactions	7,929,295
Total Increase in Net Assets	7,633,422
Net Assets:
Beginning of Period	—
End of Period	$7,633,422
Share Transactions:
Issued	300,000
Redeemed	(100,000)

Net Increase in Shares Outstanding from Share Transactions	200,000

(1)	The Fund commenced operations on December 9, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2026 (Unaudited)§	66.36	0.12	23.01	23.13	(0.91)	—	—
2025	38.68	0.06	28.46	28.52	(0.84)	—	—
2024	24.07	0.07	14.68	14.75	(0.14)	—	—
2023	24.93	0.14	(0.91)	(0.77)	(0.09)	—	—
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
Global X Copper Miners ETF
2026 (Unaudited)§	61.59	0.35	18.94	19.29	(1.67)	—	—
2025	43.79	0.32	18.26	18.58	(0.78)	—	—
2024	32.83	0.43	11.08	11.51	(0.55)	—	—
2023	28.74	0.75	4.24	4.99	(0.90)	—	—
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.91)	88.58	34.91	5,040,177	0.65	†	0.26	†	5.54
(0.84)	66.36	75.97	3,494,534	0.65		0.12		27.57
(0.14)	38.68	61.49	1,362,208	0.65		0.23		14.67
(0.09)	24.07	(3.12)	823,747	0.65		0.52		19.72
(0.48)	24.93	(34.83)	841,908	0.65		0.64		17.72
(0.91)	38.78	(6.43)	1,100,191	0.65		0.96		15.61

(1.67)	79.21	31.59	6,938,326	0.65	†	0.90	†	7.07
(0.78)	61.59	43.39	3,368,548	0.65		0.74		21.67
(0.55)	43.79	35.22	2,553,737	0.65		1.02		14.60
(0.90)	32.83	17.07	1,317,932	0.65		2.00		23.73
(1.10)	28.74	(20.38)	1,315,488	0.65		3.31		30.46
(0.48)	37.31	76.80	994,009	0.65		1.71		20.13

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Net
	Asset Value,		Net Realized		Distribution
	Beginning	Net Investment	and Unrealized	Total from	from Net	Distribution
	of Period	Income (Loss)	Gain (Loss)	Operations	Investment	from Capital	Return of
	($)	($)*	($)	($)	Income ($)	Gains ($)	Capital ($)
Global X Gold Explorers ETF
2026 (Unaudited)§	66.35	(0.02)	16.93	16.91	(1.67)	—	—
2025	34.82	—	32.25	32.25	(0.72)	—	—
2024	22.45	0.02	12.36	12.38	(0.01)	—	—
2023	20.36	0.06	2.25	2.31	(0.21)	—	(0.01)
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
Global X Uranium ETF
2026 (Unaudited)§	55.25	(0.02)	2.40	2.38	(2.08)	—	—
2025	30.72	0.01	25.26	25.27	(0.74)	—	—
2024	26.50	0.03	5.90	5.93	(1.71)	—	—
2023	20.30	0.09	6.16	6.25	(0.05)	—	—
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.67)	81.59	25.48	129,898	0.65	†	(0.04	)†	6.66
(0.72)	66.35	95.24	109,617	0.65		0.01		27.01
(0.01)	34.82	55.13	45,688	0.65		0.07		17.24
(0.22)	22.45	11.24	31,931	0.65		0.24		19.87
(0.59)	20.36	(30.94)	28,745	0.65		0.63		30.04
(1.04)	30.10	(7.36)	49,722	0.65		0.61		18.30

(2.08)	55.55	5.44	7,780,855	0.69	†(1)	(0.08	)†(2)	4.22
(0.74)	55.25	84.83	5,969,262	0.69	(1)	0.03	(2)	14.51
(1.71)	30.72	23.13	3,611,343	0.69	(1)	0.11	(2)	19.18
(0.05)	26.50	30.86	2,175,006	0.69	(1)	0.43	(2)	20.03
(1.41)	20.30	(20.11)	1,588,529	0.69	(1)	1.25	(2)	26.47
(0.13)	27.04	150.73	1,315,609	0.69		1.91		30.01

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Gold Miners ETF
2026 (Unaudited)§(1)	34.42	0.20	3.55^	3.75	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	The Fund commenced operations on December 9, 2025.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

—	38.17	10.89	7,633	0.35	†	1.24	†	5.04

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2026, the Trust had one hundred twenty four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF, Global X Uranium ETF and Global X Gold Miners ETF (each, a “Fund”, and collectively, the “Funds”). Each Fund (except the Global X Gold Explorers ETF) has elected non-diversified status under the 1940 Act.

The Global X Gold Miners ETF commenced operations on December 9, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost);and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2026. The Funds continuously monitor the credit standing of each broker or counterparty with whom they

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Silver Miners ETF	10,000	$250	$250
Global X Copper Miners ETF	10,000	300	300
Global X Gold Explorers ETF	10,000	400	400
Global X Uranium ETF	10,000	600	600
Global X Gold Miners ETF	10,000	400	400

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Uranium ETF	0.69%
Global X Gold Miners ETF	0.35%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Funds. BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$1,144,444,363	$1,086,081,844
Global X Copper Miners ETF	1,025,365,532	415,622,878
Global X Gold Explorers ETF	9,334,509	9,730,557
Global X Uranium ETF	425,606,216	276,535,085
Global X Gold Miners ETF	1,119,482	343,396

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Silver Miners ETF	$1,446,362,898	$1,166,983,570	$820,702,407
Global X Copper Miners ETF	3,489,338,507	1,478,923,584	730,189,072
Global X Gold Explorers ETF	17,285,629	22,196,582	15,375,985
Global X Uranium ETF	1,773,922,873	553,766,627	371,167,735
Global X Gold Miners ETF	11,228,876	4,053,222	347,766

During the period ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to redemptions in-kind and sales of passive foreign investment companies.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years ended October 31, 2025 and October 31, 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2025	$28,747,417	$–	$–	$28,747,417
2024	4,691,079	–	–	4,691,079
Global X Copper Miners ETF
2025	$46,259,121	$–	$–	$46,259,121
2024	25,025,199	–	–	25,025,199
Global X Gold Explorers ETF
2025	$907,543	$–	$–	$907,543
2024	8,195	–	–	8,195
Global X Uranium ETF
2025	$88,939,099	$–	$–	$88,939,099
2024	148,385,995	–	–	148,385,995

As of October 31, 2025, the components of tax basis accumulated losses were as follows:

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF
Undistributed Ordinary Income	$51,846,074	$105,582,441	$2,699,673	$245,817,543
Capital Loss Carryforwards	(571,246,574)	(166,359,211)	(69,908,551)	(542,817,428)
Unrealized Appreciation on Investments and Foreign Currency	1,049,325,107	475,619,281	34,556,884	2,315,523,608
Other Temporary Differences	(10)	(9)	(6)	(2)
Total Distributable Earnings (Accumulated Losses)	$529,924,597	$414,842,502	$(32,652,000)	$2,018,523,721

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$3,530,449,133	$1,557,894,329	$(2,806,151)	$1,555,088,178
Global X Copper Miners ETF	6,194,067,768	1,012,564,530	(118,431,745)	894,132,785
Global X Gold Explorers ETF	83,298,053	48,542,882	(885,467)	47,657,415
Global X Uranium ETF	5,348,173,354	3,065,353,234	(249,169,906)	2,816,183,328

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Gold Miners ETF	$8,182,784	$61,548	$(616,396)	$(554,848)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Adviser uses an indexing approach in seeking to achieve each Fund’s investment objective.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets.

The Funds invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities on loan by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2026.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount(2)
Global X Silver Miners ETF	$94,665,924	$39,780,680	$54,645,906	$239,338
Global X Copper Miners ETF	183,641,079	154,486,129	29,154,950	—
Global X Gold Explorers ETF	926,712	1,018,086	91,374	—
Global X Uranium ETF	603,627,755	384,949,905	198,510,889	20,166,961

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.
(2)	The Fund adjusts collateral with the borrower by the next business day after valuing loaned securities. As a result, collateral may briefly fall below the value of securities on loan.

The value of loaned securities and related collateral outstanding at April 30, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2026, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Silver Miners ETF
Repurchase Agreements	$39,780,680	$—	$—	$—	$39,780,680
U.S. Government Securities	—	—	703,059	53,942,847	54,645,906
Total	$39,780,680	$—	$703,059	$53,942,847	$94,426,586
Global X Copper Miners ETF
Repurchase Agreements	$154,486,129	$—	$—	$—	$154,486,129
U.S. Government Securities	—	—	5,644	35,951,139	35,956,783
Total	$154,486,129	$—	$5,644	$35,951,139	$190,442,912
Global X Gold Explorers ETF
Repurchase Agreements	$1,018,086	$—	$—	$—	$1,018,086
U.S. Government Securities	—	—	—	55,462	55,462
Total	$1,018,086	$—	$—	$55,462	$1,073,548
Global X Uranium ETF
Repurchase Agreements	$384,988,963	$—	$—	$—	$384,988,963
U.S. Government Securities	—	3,473,292	465	195,037,132	198,510,889
Total	$384,988,963	$3,473,292	$465	$195,037,132	$583,499,852

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction

Notes to Financial Statements (Concluded)

April 30, 2026 (Unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENT (continued)

and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting (the “New Fund Board Meeting”) of the Global X Funds (the “Trust”) held on September 18, 2025 with respect to the Global X Gold Miners ETF (the “New Fund”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meeting, the “Board Meetings”), called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund. With respect to this factor, the Board considered:

—	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

—	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

—	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

—	the New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

—	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meeting that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the dates of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund. With respect to this factor, the Board considered:

—	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

—	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Fund for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Fund compared to the average and median of the New Fund’s peer group. The Board noted that the New Fund’s proposed Management Fee was 6 basis points below the peer group average and 2 basis points below the peer group median, and that its total expenses were expected to be 11 basis points below the peer group average and 15 basis points below the peer group median, and that Global X Management believed that the fees were within the range of the fees and expenses of the comparable funds;

—	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

—	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale. With respect to this factor, the Board considered:

—	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in seeking to assure that the New Fund is attractive to investors; and

—	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meeting that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

—	each Renewal Fund’s investment strategies and, to the extent that a Renewal Fund invests in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-, three-, and five-year or since-inception periods, as applicable. With respect to the Global X Gold Miners ETF, the Board noted that the Renewal Fund was a new fund and had not commenced operations as of September 30, 2025 and that data relating to the investment performance of that Renewal Fund was not available and therefore could not be a factor with respect to that Renewal Fund.

With respect to the other Renewal Funds, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. To the extent that a Renewal Fund experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of its investment objective.

With respect to the Global X Uranium ETF, the Board noted that the Renewal Fund had returned negative performance for the since-inception period ending September 30, 2025, but that its performance was positive for the one-, three-, and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index. The Board noted that each other Renewal Fund’s performance was positive over the one-, three-, and five-year or since-inception periods, as applicable. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X Copper Miners ETF’s Management Fee was 5 basis points higher than the peer group average and equal to the peer group median and its total expenses were 4 basis points higher than the peer group average and equal to the peer group median, and that Global X Management believed the fees and expenses were within the range

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

of the fees and expenses of the comparable funds;

—	the Global X Silver Miners ETF’s Management Fee was 5 basis points higher than the peer group average and equal to the peer group median and its total expenses were 4 basis points higher than the peer group average and equal to the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the exposure provided by the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

—	the Global X Gold Explorers ETF’s Management Fee was 24 basis points higher than the peer group average and 28 basis points higher than the peer group median and its total expenses were 19 basis points higher than the peer group average and 15 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s unique methodology and were within the range of the fees and expenses of the comparable funds; and

—	the Global X Uranium ETF’s Management Fee was 9 basis points higher than the peer group average and 4 basis points above the peer group median and its total expenses were 8 basis points higher than the peer group average and 4 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Concluded)

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1800

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 9, 2026